Debt (Summary of indebtedness) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) aircraft	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 28,300,000
Fair value adjustments	11,400
Debt issuance costs, debt discounts and debt premium	$ 203,711	$ 192,823
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	276
Commitment	$ 34,347,733
Undrawn amounts	6,056,817
Debt issuance costs, debt discounts and debt premium	(203,711)	(192,823)
Debt	28,098,620	28,742,081
Unsecured
Debt Instrument [Line Items]
Commitment	20,954,496
Undrawn amounts	4,950,000
Amount outstanding	16,017,534	15,776,730
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	1,034,274
Undrawn amounts	0
Amount outstanding	$ 1,034,274	1,198,888
Weighted average interest rate	6.63%
Unsecured | AerCap Trust & AICDC
Debt Instrument [Line Items]
Commitment	$ 13,253,097
Undrawn amounts	0
Amount outstanding	$ 13,253,097	12,797,126
Weighted average interest rate	4.07%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	950,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 1,717,125
Undrawn amounts	0
Amount outstanding	$ 1,717,125	1,759,000
Weighted average interest rate	1.93%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 13,038	21,716
Secured
Debt Instrument [Line Items]
Commitment	11,099,716
Undrawn amounts	1,106,817
Amount outstanding	$ 9,991,493	10,864,872
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	33
Commitment	$ 1,256,251
Undrawn amounts	0
Amount outstanding	$ 1,256,251	1,023,912
Weighted average interest rate	2.06%
Additional commitment	$ 800,000
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	184
Commitment	$ 6,710,679
Undrawn amounts	0
Amount outstanding	$ 6,710,679	6,989,633
Weighted average interest rate	2.59%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	36
Commitment	$ 2,075,000
Undrawn amounts	779,045
Amount outstanding	$ 1,295,955	2,074,881
Weighted average interest rate	2.83%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	23
Commitment	$ 1,057,786
Undrawn amounts	327,772
Amount outstanding	$ 730,014	778,273
Weighted average interest rate	3.22%
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (1,406)	(1,827)
Subordinated
Debt Instrument [Line Items]
Commitment	2,293,521
Undrawn amounts	0
Amount outstanding	2,293,304	2,293,302
Subordinated | Subordinated Notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	5.07%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 43,521
Undrawn amounts	0
Amount outstanding	$ 43,521	43,521
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (217)	$ (219)